Stock-Based Compensation - Summary Of Stock-Based Compensation Expense (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,650	$ 466	$ 3,560	$ 1,340	$ 1,749	$ 794
Cost of Revenue [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	121	9	174	27	34	15
Operations and Technology [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	408	151	897	478	631	484
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 1,121	$ 306	$ 2,489	$ 835	$ 1,084	$ 295